Acquisitions (Purchase Price Allocations Related To Acquisitions) (Details) - acquisition	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Distributor of geosynthetic products; Innersprings; Fabricated aerospace tubing and pipe assemblies | Residential Products and Specialized Products
Business Acquisition [Line Items]
Number of Acquisitions	3
Upholstered office furniture | Furniture Products
Business Acquisition [Line Items]
Number of Acquisitions		1
Innersprings; Geotextile products; Fabric converting for furniture and bedding; Foam carpet underlay; Home furniture components | Residential Products and Furniture Products
Business Acquisition [Line Items]
Number of Acquisitions			5